Selected Statement of Operations Data - Geographical Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Sales of products:
Sales of products	$ 294,027	$ 238,920	[1]	$ 415,838	[1]
Services rendered:
Services rendered	145,968	148,088	[1]	135,627	[1]
Revenue	439,995	387,008	[1]	551,465	[1]
China [Member]
Sales of products:
Sales of products	129,981	72,096		187,375
Services rendered:
Services rendered	47,323	45,807		36,257
Korea [Member]
Sales of products:
Sales of products	52,485	40,640		69,252
Services rendered:
Services rendered	19,848	22,314		23,602
Taiwan [Member]
Sales of products:
Sales of products	46,150	48,694		50,829
Services rendered:
Services rendered	28,657	26,064		24,212
North America [Member]
Sales of products:
Sales of products	23,877	22,629		32,329
Services rendered:
Services rendered	19,165	18,940		17,417
Japan [Member]
Sales of products:
Sales of products	19,530	24,164		42,360
Services rendered:
Services rendered	14,146	19,713		19,701
Europe [Member]
Sales of products:
Sales of products	7,987	8,323		13,203
Services rendered:
Services rendered	10,618	10,154		10,475
Other [Member]
Sales of products:
Sales of products	14,017	22,374		20,490
Services rendered:
Services rendered	$ 6,211	$ 5,096		$ 3,963

[1]	See Note 1a(ii).